Trade and other receivables - Summary of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Current trade receivables	$ 28,229	$ 22,307
Current receivables due from related parties	654	404
Current Receivables Related To Disposals	191	205
Other current receivables	3,762	2,874
Trade and other current receivables financial assets	32,836	25,790
Non-current
Non-current trade receivables	12	17
Non-current receivables due from related parties	79	89
Non-Current Receivables Related To Disposals	194	823
Other non-current receivables	414	472
Trade and other non-current receivables financial assets	699	1,401
Current
Current portion of sales taxes and production taxes	1,037	1,131
Other current receivables non-financial asset	137	218
Trade and other current receivables non-financial assets	1,174	1,349
Non-current
Non-current portion of sales taxes and production taxes	379	474
Other non-current receivables non-finance asset	14	818
Trade and other non-current receivables non-financial assets	393	1,292
Trade and other current receivables	34,010	27,139
Trade and other non-current receivables	$ 1,092	$ 2,693